Significant Accounting Policies and Practices (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies and Practices (Details) [Line Items]
Marketable equity securities	$ 0	$ 0
Other expenses	11,742	0
Uninsured cash balance	308,474
Total assets	700,268
Impairment charge of intangible assets	$ 2,043,111	688,127
Weighted average life of the intangible assets	8 years
Amortization expense	$ 483,484	348,186
Impairment charge of goodwill	$ 1,433,815	1,035,795
Investment term	2 years
weighted average maturity term	1 year
Impairment debt		62,733
Impairment of equity security	$ 50,000	102,096
impairment charge	$ 2,043,011	688,127
Management fee percentage	20.00%
Revenue percentage	80.00%
Contract occur percentage	100.00%
Promotional discounts amount	$ 9.99
Free trials amount	99
Deferred revenue	299,409	234,159
Allowance for doubtful accounts	585,077	186,147
Valuation allowance	399.058	0
Product obsolescence	399,058	$ 0
Dividend yield
Deemed dividend	3,187,906
Conversion amount	2,000,000
Minimum [Member]
Significant Accounting Policies and Practices (Details) [Line Items]
Investment term		1 year
Contract amounts for partner and monthly services clients	500
Fixed fees	10,000
Branded challenges	10,000
Branded articles	2,500
Total gross contract	$ 500
Fixed fees percentage	20.00%
Net revenue	$ 100
Vesting period	1 year
Maximum [Member]
Significant Accounting Policies and Practices (Details) [Line Items]
Investment term		3 years
Contract amounts for partner and monthly services clients	$ 7,500
Fixed fees	110,000
Branded challenges	25,000
Branded articles	10,000
Total gross contract	$ 100,000
Fixed fees percentage	25.00%
Net revenue	$ 25,000
Vesting period	3 years
Accounts Receivable and Allowances [Member]
Significant Accounting Policies and Practices (Details) [Line Items]
Bad debt expense	$ 398,130	$ 110,805
Impairment charge [Member]
Significant Accounting Policies and Practices (Details) [Line Items]
impairment charge	$ 50,000	$ 487,365